DEBENTURES AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2016
Debenture [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
The fair value of the Debentures was measured using iteration of  the Black-Scholes-Merton model (see Note 2r). In estimating the Debentures’ fair value, the Company used the following assumptions:

	December 31,	Issuance
	2016	date

Risk-free interest rate	0.81%	0.78%
Expected volatility	65.13%	65.7%
Expected life (in years)	0.91	1
Expected dividend yield	0%	0%
Fair value:
Debentures	$755	$1,545

Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

The fair value of the Warrants was measured using iteration of the Black-Scholes-Merton model (see Note 2r). In estimating the Warrants' fair value, the Company used the following assumptions:

	December 31,	Issuance
	2016	date

Risk-free interest rate	0.91%-1.91%	0.86%-1.78%
Expected volatility	64.68%-83.15%	68.07%-79.66%
Expected life (in years)	1.16-4.92	1.25-5
Expected dividend yield	0%	0%
Fair value:
Warrants	$2,920	$3,974